UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments.

# John Hancock
# Lifestyle Portfolios

Quarterly portfolio holdings 3/31/2014

John Hancock
INVESTMENTS

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - March 31, 2014 (Unaudited)
(showing percentage of total net assets)

Lifestyle Aggressive Portfolio

	Shares	Value
Affiliated Investment Companies (G) - 100.0%

Equity - 95.2%
All Cap Core, Class NAV (QS Investors)	10,757,929	$143,941,084
Alpha Opportunities, Class NAV
(Wellington)	22,217,468	287,716,205
Blue Chip Growth, Class NAV (T. Rowe
Price)	6,730,772	224,403,923
Capital Appreciation, Class NAV
(Jennison)	11,150,505	188,778,050
Capital Appreciation Value, Class NAV
(T.Rowe Price)	12,779,399	154,119,547
China Emerging Leaders, Class NAV
(DFA)	4,156,186	37,322,553
Disciplined Value, Class NAV (Robeco)	4,595,344	84,875,998
Emerging Markets, Class NAV (DFA)	32,849,499	336,378,869
Equity-Income, Class NAV (T. Rowe
Price)	9,150,133	187,028,725
Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	3,239,092	41,460,382
Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	11,192,257	148,409,322
Fundamental Value, Class NAV (Davis)	7,380,391	158,604,605
Global Equity, Class NAV (John
Hancock1) (A)	4,173,080	47,114,070
Global Real Estate, Class NAV (Deutsche)	2,758,435	23,557,035
Global Shareholder Yield, Class NAV
(Epoch)	4,038,349	48,056,352
Greater China Opportunities, Class NAV
(John Hancock1) (A)	528,191	11,731,128
Health Sciences, Class NAV (T. Rowe
Price)	4,385,736	78,943,248
International Core, Class NAV (GMO)	3,609,181	127,151,453
International Growth Opportunities, Class
NAV (Baillie Gifford)	6,253,450	87,673,363
International Growth Stock, Class NAV
(Invesco)	7,928,089	107,504,886
International Small Cap, Class NAV
(Franklin Templeton)	4,722,778	90,016,143
International Small Company, Class NAV
(DFA)	8,398,746	90,958,424
International Value, Class NAV
(Templeton)	13,855,497	244,133,854
International Value Equity, Class NAV
(John Hancock1) (A)	7,563,473	70,642,837
Mid Cap Stock, Class NAV (Wellington)	8,717,884	190,137,059
Mid Value, Class NAV (T. Rowe Price)	8,989,964	152,649,588
Mutual Shares, Class NAV (Franklin)	4,624,760	64,376,666
Natural Resources, Class NAV
(Wellington)	5,418,593	96,450,952
Rainier Growth, Class NAV (Rainier)	2,559,731	69,471,091
Real Estate Equity, Class NAV (T. Rowe
Price)	2,228,669	23,557,035
Redwood, Class NAV (Allianz)	2,940,910	33,526,373
Science & Technology, Class NAV (T.
Rowe Price/Allianz)	10,556,931	139,984,902
Small Cap Core, Class NAV (Wellington)
(I)	2,149,865	22,143,613
Small Cap Growth, Class NAV
(Wellington)	3,383,273	36,370,179
Small Cap Intrinsic Value, Class NAV
(John Hancock1) (A) (I)	1,447,132	22,329,242

	Shares	Value

Small Cap Opportunities, Class NAV
(Invesco/DFA)	865,897	$26,383,880
Small Cap Value, Class NAV (Wellington)	1,643,795	32,037,568
Small Company Growth, Class NAV
(Invesco)	1,619,546	33,686,560
Small Company Value, Class NAV (T.
Rowe Price)	1,263,643	48,056,352
Strategic Growth, Class NAV (John
Hancock1) (A)	10,897,992	169,790,721
Technical Opportunities, Class NAV
(Wellington)	9,280,539	132,433,285
U.S. Equity, Class NAV (GMO)	5,556,583	72,791,239
Value, Class NAV (Invesco)	5,373,340	65,017,417

Alternative - 4.8%
Absolute Return Currency, Class NAV
(First Quadrant)	9,703,389	93,637,702
Financial Industries, Class NAV (John
Hancock1) (A)	4,309,447	74,251,775
Global Absolute Return Strategies, Class
NAV (Standard Life)	3,878,237	42,815,740
Seaport, Class NAV (Wellington) (I)	1,361,249	13,762,228

Total Investments (Lifestyle Aggressive Portfolio) (Cost
$3,386,376,450) - 100.0%		$4,676,183,223

Other assets and liabilities, net - 0.0%		249,843

TOTAL NET ASSETS - 100.0%		$4,676,433,066

1

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - March 31, 2014 (Unaudited)
(showing percentage of total net assets)

Lifestyle Growth Portfolio

	Shares	Value

AFFILIATED INVESTMENT COMPANIES (G) - 100.0%

Equity - 79.4%
All Cap Core, Class NAV (QS Investors)	25,221,090	$337,458,179
Alpha Opportunities, Class NAV
(Wellington)	54,953,038	711,641,839
Blue Chip Growth, Class NAV (T. Rowe
Price)	18,271,505	609,171,969
Capital Appreciation, Class NAV
(Jennison)	30,134,405	510,175,472
Capital Appreciation Value, Class NAV
(T.Rowe Price)	49,345,765	595,109,926
China Emerging Leaders, Class NAV
(DFA)	11,878,219	106,666,409
Disciplined Value, Class NAV (Robeco)	12,288,134	226,961,844
Emerging Markets, Class NAV (DFA)	68,058,735	696,921,448
Equity-Income, Class NAV (T. Rowe
Price)	24,475,636	500,282,009
Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	10,771,677	137,877,467
Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	29,108,275	385,975,726
Fundamental Value, Class NAV (Davis)	17,268,723	371,104,863
Global Equity, Class NAV (John
Hancock1) (A)	10,767,345	121,563,327
Global Real Estate, Class NAV (Deutsche)	9,962,069	85,076,070
Global Shareholder Yield, Class NAV
(Epoch)	17,079,801	203,249,629
Health Sciences, Class NAV (T. Rowe
Price)	11,595,948	208,727,055
International Core, Class NAV (GMO)	8,173,508	287,952,676
International Growth Opportunities, Class
NAV (Baillie Gifford)	15,898,326	222,894,530
International Growth Stock, Class NAV
(Invesco)	18,339,178	248,679,251
International Small Cap, Class NAV
(Franklin Templeton)	10,155,484	193,563,518
International Small Company, Class NAV
(DFA)	18,166,372	196,741,814
International Value, Class NAV
(Templeton)	31,903,493	562,139,543
International Value Equity, Class NAV
(John Hancock1) (A)	17,473,382	163,201,386
Mid Cap Stock, Class NAV (Wellington)	22,228,092	484,794,696
Mid Value, Class NAV (T. Rowe Price)	22,753,390	386,352,571
Mutual Shares, Class NAV (Franklin)	12,233,493	170,290,229
Natural Resources, Class NAV
(Wellington)	12,159,810	216,444,610
Rainier Growth, Class NAV (Rainier)	6,835,305	185,510,172
Real Estate Equity, Class NAV (T. Rowe
Price)	6,816,440	72,049,768
Redwood, Class NAV (Allianz)	8,832,884	100,694,882
Science & Technology, Class NAV (T.
Rowe Price/Allianz)	27,109,926	359,477,617
Small Cap Core, Class NAV (Wellington)
(I)	4,332,405	44,623,770
Small Cap Growth, Class NAV
(Wellington)	6,924,595	74,439,401
Small Cap Intrinsic Value, Class NAV
(John Hancock1) (A) (I)	2,977,575	45,943,979
Small Cap Opportunities, Class NAV
(Invesco/DFA)	1,773,341	54,033,703

	Shares	Value

Small Cap Value, Class NAV (Wellington)	3,395,995	$66,187,934
Small Company Growth, Class NAV
(Invesco)	3,290,421	68,440,758
Small Company Value, Class NAV (T.
Rowe Price)	2,638,498	100,342,094
Strategic Growth, Class NAV (John
Hancock1) (A)	29,129,393	453,835,951
Technical Opportunities, Class NAV
(Wellington)	24,683,212	352,229,436
U.S. Equity, Class NAV (GMO)	23,586,527	308,983,497
Value, Class NAV (Invesco)	13,617,191	164,768,008

Fixed Income - 15.7%
Active Bond, Class NAV (John Hancock[1]
(A)/Declaration)	18,083,665	184,091,712
Asia Pacific Total Return Bond, Class
NAV (John Hancock1) (A)	9,527,005	88,982,229
Emerging Markets Debt, Class NAV (John
Hancock1) (A)	4,825,532	47,000,685
Floating Rate Income, Class NAV
(WAMCO)	46,976,746	442,520,943
Focused High Yield, Class NAV (John
Hancock1) (A)	39,324,561	153,759,035
Global Bond, Class NAV (PIMCO)	4,523,621	55,550,065
Global Income, Class NAV (Stone Harbor)	10,367,281	104,294,848
Global Short Duration Credit, Class NAV
(John Hancock1) (A)	5,147,288	51,369,935
High Yield, Class NAV (WAMCO)	14,510,237	137,411,941
Real Return Bond, Class NAV (PIMCO)	6,100,573	69,851,557
Short Duration Credit Opportunities, Class
NAV (Stone Harbor)	19,337,571	197,049,849
Spectrum Income, Class NAV (T. Rowe
Price)	14,280,439	156,942,019
Strategic Income Opportunities, Class
NAV (John Hancock1) (A)	22,751,042	250,261,460
Total Return, Class NAV (PIMCO)	13,273,260	181,843,657
U.S. High Yield Bond, Class NAV (Wells
Capital)	9,912,452	123,112,650

Alternative - 4.9%
Absolute Return Currency, Class NAV
(First Quadrant)	32,519,129	313,809,594
Financial Industries, Class NAV (John
Hancock1) (A)	10,788,496	185,885,794
Global Absolute Return Strategies, Class
NAV (Standard Life)	14,975,328	165,327,619
Seaport, Class NAV (Wellington) (I)	4,170,524	42,164,002

Total Investments (Lifestyle Growth Portfolio) (Cost
$10,897,353,160) - 100.0%		$14,343,808,620

Other assets and liabilities, net - 0.0%		1,042,582

TOTAL NET ASSETS - 100.0%		$14,344,851,202

2

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - March 31, 2014 (Unaudited)
(showing percentage of total net assets)

Lifestyle Balanced Portfolio

	Shares	Value

AFFILIATED INVESTMENT COMPANIES (G) - 100.2%

Equity - 59.7%
All Cap Core, Class NAV (QS Investors)	13,502,863	$180,668,308
Alpha Opportunities, Class NAV
(Wellington)	35,868,224	464,493,500
Blue Chip Growth, Class NAV (T. Rowe
Price)	14,268,087	475,698,008
Capital Appreciation, Class NAV
(Jennison)	23,825,347	403,363,126
Capital Appreciation Value, Class NAV
(T.Rowe Price)	47,504,089	572,899,319
China Emerging Leaders, Class NAV
(DFA)	8,742,319	78,506,022
Disciplined Value, Class NAV (Robeco)	9,556,262	176,504,160
Emerging Markets, Class NAV (DFA)	46,740,256	478,620,223
Equity-Income, Class NAV (T. Rowe
Price)	19,204,230	392,534,452
Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	10,509,233	134,518,183
Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	22,988,405	304,826,253
Fundamental Value, Class NAV (Davis)	12,303,221	264,396,215
Global Equity, Class NAV (John
Hancock1) (A)	10,120,296	114,258,139
Global Real Estate, Class NAV (Deutsche)	13,310,419	113,670,982
Global Shareholder Yield, Class NAV
(Epoch)	17,515,250	208,431,481
Health Sciences, Class NAV (T. Rowe
Price)	10,131,028	182,358,507
International Core, Class NAV (GMO)	6,754,287	237,953,529
International Growth Opportunities, Class
NAV (Baillie Gifford)	12,709,431	178,186,216
International Growth Stock, Class NAV
(Invesco)	15,150,740	205,444,040
International Small Cap, Class NAV
(Franklin Templeton)	7,775,857	148,207,842
International Small Company, Class NAV
(DFA)	14,109,307	152,803,792
International Value, Class NAV
(Templeton)	26,470,576	466,411,546
International Value Equity, Class NAV
(John Hancock1) (A)	14,457,425	135,032,346
Mid Cap Stock, Class NAV (Wellington)	15,779,436	344,149,507
Mid Value, Class NAV (T. Rowe Price)	16,333,439	277,341,793
Mutual Shares, Class NAV (Franklin)	9,443,062	131,447,417
Natural Resources, Class NAV
(Wellington)	12,315,679	219,219,089
Rainier Growth, Class NAV (Rainier)	5,379,102	145,988,835
Real Estate Equity, Class NAV (T. Rowe
Price)	7,206,442	76,172,093
Redwood, Class NAV (Allianz)	9,481,996	108,094,758
Science & Technology, Class NAV (T.
Rowe Price/Allianz)	22,767,806	301,901,108
Small Cap Core, Class NAV (Wellington)
(I)	3,401,682	35,037,324
Small Cap Growth, Class NAV
(Wellington)	5,530,240	59,450,076
Small Cap Intrinsic Value, Class NAV
(John Hancock1) (A) (I)	2,371,985	36,599,724
Small Cap Opportunities, Class NAV
(Invesco/DFA)	1,399,786	42,651,470

	Shares	Value

Small Cap Value, Class NAV (Wellington)	2,783,341	$54,247,315
Small Company Growth, Class NAV
(Invesco)	2,593,376	53,942,213
Small Company Value, Class NAV (T.
Rowe Price)	2,142,735	81,488,206
Strategic Growth, Class NAV (John
Hancock1) (A)	22,664,840	353,118,208
Technical Opportunities, Class NAV
(Wellington)	15,661,692	223,492,348
U.S. Equity, Class NAV (GMO)	22,823,607	298,989,253
Value, Class NAV (Invesco)	10,496,244	127,004,555

Fixed Income - 35.5%
Active Bond, Class NAV (John Hancock[1]
(A)/Declaration)	54,585,257	555,677,920
Asia Pacific Total Return Bond, Class
NAV (John Hancock1) (A)	16,877,923	157,639,800
Core Bond, Class NAV (Wells Capital)	14,652,440	186,818,603
Emerging Markets Debt, Class NAV (John
Hancock1) (A)	7,614,663	74,166,813
Floating Rate Income, Class NAV
(WAMCO)	96,224,359	906,433,458
Focused High Yield, Class NAV (John
Hancock1) (A)	66,843,136	261,356,664
Global Bond, Class NAV (PIMCO)	15,072,026	185,084,482
Global Income, Class NAV (Stone Harbor)	18,580,597	186,920,809
Global Short Duration Credit, Class NAV
(John Hancock1) (A)	5,629,930	56,186,701
High Yield, Class NAV (WAMCO)	27,197,595	257,561,227
Investment Quality Bond, Class NAV
(Wellington)	9,097,694	112,174,565
Real Return Bond, Class NAV (PIMCO)	13,063,878	149,581,398
Short Duration Credit Opportunities, Class
NAV (Stone Harbor)	49,076,130	500,085,765
Spectrum Income, Class NAV (T. Rowe
Price)	42,459,260	466,627,272
Strategic Income Opportunities, Class
NAV (John Hancock1) (A)	49,988,143	549,869,570
Total Return, Class NAV (PIMCO)	40,065,124	548,892,201
U.S. High Yield Bond, Class NAV (Wells
Capital)	18,269,455	226,906,625

Alternative - 5.0%
Absolute Return Currency, Class NAV
(First Quadrant)	37,729,609	364,090,732
Financial Industries, Class NAV (John
Hancock1) (A)	8,858,692	152,635,270
Global Absolute Return Strategies, Class
NAV (Standard Life)	18,532,807	204,602,189
Seaport, Class NAV (Wellington) (I)	3,687,863	37,284,295

Total Investments (Lifestyle Balanced Portfolio) (Cost
$12,188,670,264) - 100.2%		$15,180,717,840

Other assets and liabilities, net - (0.2%)		(30,584,849)

TOTAL NET ASSETS - 100.0%		$15,150,132,991

3

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - March 31, 2014 (Unaudited)
(showing percentage of total net assets)

Lifestyle Moderate Portfolio

	Shares	Value

AFFILIATED INVESTMENT COMPANIES (G) - 100.3%

Equity - 39.9%
Alpha Opportunities, Class NAV
(Wellington)	7,050,554	$91,304,674
Blue Chip Growth, Class NAV (T. Rowe
Price)	3,360,134	112,026,884
Capital Appreciation, Class NAV
(Jennison)	5,623,960	95,213,640
Capital Appreciation Value, Class NAV
(T.Rowe Price)	13,787,792	166,280,777
Emerging Markets, Class NAV (DFA)	10,208,970	104,539,854
Equity-Income, Class NAV (T. Rowe
Price)	6,835,510	139,717,826
Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	2,646,884	33,880,114
Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	8,623,332	114,345,385
Fundamental Value, Class NAV (Davis)	3,224,050	69,284,833
Global Equity, Class NAV (John
Hancock1) (A)	2,500,747	28,233,428
Global Real Estate, Class NAV (Deutsche)	2,755,018	23,527,857
Global Shareholder Yield, Class NAV
(Epoch)	4,191,517	49,879,057
International Core, Class NAV (GMO)	1,360,382	47,926,245
International Growth Opportunities, Class
NAV (Baillie Gifford)	2,455,094	34,420,415
International Growth Stock, Class NAV
(Invesco)	3,100,958	42,048,986
International Small Cap, Class NAV
(Franklin Templeton)	1,641,765	31,292,050
International Small Company, Class NAV
(DFA)	2,889,386	31,292,050
International Value, Class NAV
(Templeton)	5,544,415	97,692,598
International Value Equity, Class NAV
(John Hancock1) (A)	2,979,020	27,824,044
Mid Cap Stock, Class NAV (Wellington)	3,277,352	71,479,057
Mid Value, Class NAV (T. Rowe Price)	4,627,977	78,583,043
Natural Resources, Class NAV
(Wellington)	2,719,910	48,414,402
Rainier Growth, Class NAV (Rainier)	1,382,207	37,513,101
Real Estate Equity, Class NAV (T. Rowe
Price)	2,225,909	23,527,857
Redwood, Class NAV (Allianz)	3,710,114	42,295,304
Small Cap Growth, Class NAV
(Wellington)	1,461,068	15,706,476
Small Cap Value, Class NAV (Wellington)	745,619	14,532,107
Small Company Growth, Class NAV
(Invesco)	662,171	13,773,160
Small Company Value, Class NAV (T.
Rowe Price)	569,172	21,645,629
Strategic Growth, Class NAV (John
Hancock1) (A)	4,663,844	72,662,692
U.S. Equity, Class NAV (GMO)	7,327,760	95,993,657

Fixed Income - 55.6%
Active Bond, Class NAV (John Hancock[1]
(A)/Declaration)	35,604,248	362,451,243
Asia Pacific Total Return Bond, Class
NAV (John Hancock1) (A)	7,511,087	70,153,552
Core Bond, Class NAV (Wells Capital)	9,470,638	120,750,629

	Shares	Value

Emerging Markets Debt, Class NAV (John
Hancock1) (A)	3,701,083	$36,048,544
Floating Rate Income, Class NAV
(WAMCO)	45,604,702	429,596,292
Focused High Yield, Class NAV (John
Hancock1) (A)	25,548,941	99,896,360
Global Bond, Class NAV (PIMCO)	9,244,733	113,525,317
Global Income, Class NAV (Stone Harbor)	7,692,267	77,384,207
Global Short Duration Credit, Class NAV
(John Hancock1) (A)	1,438,580	14,357,027
High Yield, Class NAV (WAMCO)	10,382,468	98,321,974
Investment Quality Bond, Class NAV
(Wellington)	6,927,407	85,414,933
Real Return Bond, Class NAV (PIMCO)	5,525,592	63,268,034
Short Duration Credit Opportunities, Class
NAV (Stone Harbor)	18,828,477	191,862,179
Spectrum Income, Class NAV (T. Rowe
Price)	16,525,575	181,616,069
Strategic Income Opportunities, Class
NAV (John Hancock1) (A)	19,981,377	219,795,146
Total Return, Class NAV (PIMCO)	26,295,357	360,246,391
U.S. High Yield Bond, Class NAV (Wells
Capital)	6,933,450	86,113,449

Alternative - 4.8%
Absolute Return Currency, Class NAV
(First Quadrant)	11,754,231	113,428,331
Enduring Equity, Class NAV (Wellington)	2,339,153	24,444,147
Global Absolute Return Strategies, Class
NAV (Standard Life)	7,033,630	77,651,275
Seaport, Class NAV (Wellington) (I)	917,000	9,270,870

Total Investments (Lifestyle Moderate Portfolio) (Cost
$4,096,162,345) - 100.3%		$4,712,453,171

Other assets and liabilities, net - (0.3%)		(13,342,071)

TOTAL NET ASSETS - 100.0%		$4,699,111,100

4

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - March 31, 2014 (Unaudited)
(showing percentage of total net assets)

Lifestyle Conservative Portfolio

	Shares	Value

AFFILIATED INVESTMENT COMPANIES (G) - 100.3%

Equity - 19.6%
Blue Chip Growth, Class NAV (T. Rowe
Price)	3,098,626	$103,308,204
Capital Appreciation Value, Class NAV
(T.Rowe Price)	6,505,701	78,458,749
Emerging Markets, Class NAV (DFA)	3,345,812	34,261,116
Equity-Income, Class NAV (T. Rowe
Price)	3,982,452	81,401,316
Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	1,394,123	17,844,777
Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	878,864	11,653,732
Fundamental Value, Class NAV (Davis)	2,447,745	52,602,031
Global Equity, Class NAV (John
Hancock1) (A)	1,612,839	18,208,956
Global Real Estate, Class NAV (Deutsche)	2,132,196	18,208,956
Global Shareholder Yield, Class NAV
(Epoch)	2,102,446	25,019,105
International Core, Class NAV (GMO)	516,859	18,208,956
International Growth Stock, Class NAV
(Invesco)	2,014,265	27,313,434
International Value, Class NAV
(Templeton)	3,474,403	61,218,977
Mid Cap Stock, Class NAV (Wellington)	1,216,221	26,525,773
Mid Value, Class NAV (T. Rowe Price)	1,136,719	19,301,493
Natural Resources, Class NAV
(Wellington)	1,041,961	18,546,901
Real Estate Equity, Class NAV (T. Rowe
Price)	1,722,702	18,208,956
Redwood, Class NAV (Allianz)	2,875,098	32,776,120
Small Cap Growth, Class NAV
(Wellington)	829,822	8,920,581
Small Company Value, Class NAV (T.
Rowe Price)	252,731	9,611,342
U.S. Equity, Class NAV (GMO)	3,739,091	48,982,091

Fixed Income - 73.4%
Active Bond, Class NAV (John Hancock[1]
(A)/Declaration)	35,518,495	361,578,279
Asia Pacific Total Return Bond, Class
NAV (John Hancock1) (A)	7,008,351	65,457,999
Core Bond, Class NAV (Wells Capital)	12,305,165	156,890,855
Emerging Markets Debt, Class NAV (John
Hancock1) (A)	3,881,700	37,807,758
Floating Rate Income, Class NAV
(WAMCO)	43,145,797	406,433,404
Focused High Yield, Class NAV (John
Hancock1) (A)	17,627,505	68,923,544
Global Bond, Class NAV (PIMCO)	9,898,373	121,552,022
Global Income, Class NAV (Stone Harbor)	4,554,971	45,823,003
Global Short Duration Credit, Class NAV
(John Hancock1) (A)	1,325,923	13,232,715
High Yield, Class NAV (WAMCO)	6,902,810	65,369,614
Investment Quality Bond, Class NAV
(Wellington)	15,279,792	188,399,841
Real Return Bond, Class NAV (PIMCO)	8,784,178	100,578,840
Short Duration Credit Opportunities, Class
NAV (Stone Harbor)	16,814,991	171,344,761
Short Term Government Income, Class
NAV (John Hancock1) (A)	15,477,057	151,056,074

	Shares	Value

Spectrum Income, Class NAV (T. Rowe
Price)	15,071,500	$165,635,790
Strategic Income Opportunities, Class
NAV (John Hancock1) (A)	17,876,196	196,638,152
Total Return, Class NAV (PIMCO)	26,324,729	360,648,786
U.S. High Yield Bond, Class NAV (Wells
Capital)	4,502,228	55,917,675

Alternative - 7.3%
Absolute Return Currency, Class NAV
(First Quadrant)	9,830,503	94,864,352
Enduring Equity, Class NAV (Wellington)	7,665,778	80,107,380
Global Absolute Return Strategies, Class
NAV (Standard Life)	7,924,301	87,484,288
Seaport, Class NAV (Wellington) (I)	751,000	7,592,610

Total Investments (Lifestyle Conservative Portfolio) (Cost
$3,399,336,448) - 100.3%		$3,733,919,308

Other assets and liabilities, net - (0.3%)		(12,850,696)

TOTAL NET ASSETS - 100.0%		$3,721,068,612

Footnotes

(A) The subadviser is an affiliate of the adviser.
(G) The underlying fund’s subadviser is shown parenthetically.
(I) Non-income producing.
1 Manulife Asset Management (US) LLC is doing business as John Hancock Asset
Management.

5

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - March 31, 2014 (Unaudited)

Investment Companies
Underlying Funds’ Investment Managers

Allianz Life Insurance Company	(Allianz)

Baillie Gifford Investment Trust	(Baillie Gifford)

Davis Selected Advisers, L.P.	(Davis)

Declaration Management & Research, LLC	(Declaration)

Deutsche Investment Management Americas, Inc.	(Deutsche)

Dimensional Fund Advisors L.P.	(DFA)

Epoch Investment Partners, Inc.	(Epoch)

First Quadrant, L.P.	(First Quadrant)

Franklin Mutual Adviser	(Franklin)

Franklin Templeton Investment Corp.	(Franklin Templeton)

Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)

Invesco Advisers, Inc.	(Invesco)

Jennison Associates LLC	(Jennison)

John Hancock Asset Management	(John Hancock)

Pacific Investment Management Company LLC	(PIMCO)

QS Investors, Inc.	(QS Investors)

Rainier Investment Management, Inc.	(Rainier)

Robeco Investment Management, Inc.	(Robeco)

Standard Life Investments (Corporate Funds) Limited	(Standard Life)

Stone Harbor Investment Partners LP	(Stone Harbor)

T. Rowe Price Associates, Inc.	(T. Rowe Price)

Templeton Investment Counsel, LLC	(Templeton)

Wellington Management Company, LLP	(Wellington)

Wells Capital Management, Incorporated	(Wells Capital)

Western Asset Management Company	(WAMCO)

6

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - March 31, 2014 (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Investments by the portfolios in underlying affiliated funds are valued at their respective net asset values each business day.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of March 31, 2014, all investments are categorized as Level 1 under the hierarchy described above.

Investments in affiliated underlying funds. Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

					DIVIDENDS AND DISTRIBUTIONS

Security	BEGINING SHARE	SHARES	SHARES SOLD	ENDING SHARE	INCOME DISTRIBUTIONS	CAPITAL GAINS	REALIZED	ENDING
	AMOUNT	PURCHASED		AMOUNT	RECEIVED	DISTRIBUTIONS	GAIN (LOSS)	VALUE
						RECEIVED

Lifestyle Aggressive Portfolio
Absolute Return Currency	9,665,807	547,012	(509,430)	9,703,389	-	-	($244,003)	$93,637,702
All Cap Core	10,740,970	16,959	-	10,757,929	-	-	-	143,941,084
Alpha Opportunities	22,266,556	-	(49,088)	22,217,468	-	-	(31,933)	287,716,205
Blue Chip Growth	6,730,939	-	(167)	6,730,772	-	-	193	224,403,923
Capital Appreciation	11,283,343	76,208	(209,046)	11,150,505	-	-	171,657	188,778,050
Capital Appreciation Value	12,913,744	-	(134,345)	12,779,399	-	-	21,748	154,119,547
China Emerging Leaders	6,727,149	-	(2,570,963)	4,156,186	-	-	(3,762,870)	37,322,553
Disciplined Value	4,634,521	28,146	(67,323)	4,595,344	-	-	59,679	84,875,998
Emerging Markets	32,849,499	-	-	32,849,499	-	-	-	336,378,869
Equity-Income	9,131,813	129,203	(110,883)	9,150,133	-	-	49,743	187,028,725
Financial Industries	4,393,692	42,863	(127,108)	4,309,447	-	-	114,428	74,251,775
Fundamental Global Franchise	3,131,399	121,161	(13,468)	3,239,092	-	-	(354)	41,460,382
Fundamental Large Cap Value	11,220,450	78,155	(106,348)	11,192,257	-	-	(39,959)	148,409,322
Fundamental Value	7,380,391	-	-	7,380,391	-	-	-	158,604,605
Global Absolute Return	3,878,237	-	-	3,878,237	-	-	-	42,815,740
Strategies
Global Equity	4,179,298	69,283	(75,501)	4,173,080	-	-	31,177	47,114,070
Global Real Estate	2,780,108	26,835	(48,508)	2,758,435	-	-	(15,621)	23,557,035
Global Shareholder Yield	4,071,789	54,529	(87,969)	4,038,349	$259,102	-	56,601	48,056,352
Greater China Opportunities	-	528,191	-	528,191	-	-	-	11,731,128
Health Sciences	4,775,285	-	(389,549)	4,385,736	-	-	522,626	78,943,248
International Core	3,637,145	10,477	(38,441)	3,609,181	-	-	73,481	127,151,453
International Growth	5,569,576	683,874	-	6,253,450	-	-	-	87,673,363
Opportunities
International Growth Stock	7,844,279	216,912	(133,102)	7,928,089	-	-	36,526	107,504,886
International Small Cap	4,691,062	87,797	(56,081)	4,722,778	-	-	15,003	90,016,143
International Small Company	8,604,385	-	(205,639)	8,398,746	-	-	274,081	90,958,424
International Value	12,857,868	997,629	-	13,855,497	-	-	-	244,133,854
International Value Equity	7,493,712	216,648	(146,887)	7,563,473	-	-	1,968	70,642,837
Mid Cap Stock	8,968,063	-	(250,179)	8,717,884	-	-	167,301	190,137,059
Mid Value	9,159,551	12,937	(182,524)	8,989,964	-	-	132,006	152,649,588
Mutual Shares	4,635,411	-	(10,651)	4,624,760	-	-	4,473	64,376,666
Natural Resources	5,389,280	113,289	(83,976)	5,418,593	-	-	(61,962)	96,450,952
Rainier Growth	2,542,755	29,809	(12,833)	2,559,731	-	-	26,040	69,471,091
Real Estate Equity	2,359,054	-	(130,385)	2,228,669	-	-	(4,592)	23,557,035
Redwood	2,869,272	118,506	(46,868)	2,940,910	-	-	(9,212)	33,526,373
Science & Technology	10,735,692	-	(178,761)	10,556,931	-	-	296,091	139,984,902
Seaport	1,360,396	853	-	1,361,249	-	-	-	13,762,228
Small Cap Core	2,129,000	42,731	(21,866)	2,149,865	-	-	6,405	22,143,613
Small Cap Growth	3,400,439	33,184	(50,350)	3,383,273	-	-	29,569	36,370,179
Small Cap Intrinsic Value	1,419,707	32,080	(4,655)	1,447,132	-	-	3,610	22,329,242
Small Cap Opportunities	857,814	25,765	(17,682)	865,897	-	-	7,749	26,383,880
Small Cap Value	1,636,162	37,517	(29,884)	1,643,795	-	-	(30,266)	32,037,568
Small Company Growth	1,633,411	-	(13,865)	1,619,546	-	-	11,989	33,686,560

7

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - March 31, 2014 (Unaudited)

Small Company Value	1,256,859	24,913	(18,129)	1,263,643	-	-	24,130	48,056,352
Strategic Growth	10,964,212	-	(66,220)	10,897,992	-	-	68,486	169,790,721
Technical Opportunities	9,442,552	124,056	(286,069)	9,280,539	-	-	16,845	132,433,285
U.S. Equity	5,593,724	25,588	(62,729)	5,556,583	-	-	27,916	72,791,239
Value	5,424,714	2,655	(54,029)	5,373,340	-	-	7,564	65,017,417

					$259,102	-	($1,941,687)	$4,676,183,223

Lifestyle Growth Portfolio
Absolute Return Currency	28,410,723	4,108,406	-	32,519,129	-	-	-	$313,809,594
Active Bond	17,949,240	134,425	-	18,083,665	$1,365,758	-	-	184,091,712
All Cape Core	25,221,090	-	-	25,221,090	-	-	-	337,458,179
Alpha Opportunities	55,341,787	-	(388,749)	54,953,038	-	-	($268,237)	711,641,839
Asia Pacific Total Return Bond	9,527,005	-	-	9,527,005	-	-	-	88,982,229
Blue Chip Growth	18,374,636	-	(103,131)	18,271,505	-	-	73,223	609,171,969
Capital Appreciation	30,817,367	-	(682,962)	30,134,405	-	-	382,195	510,175,472
Capital Appreciation Value	49,993,014	-	(647,249)	49,345,765	-	-	(36,830)	595,109,926
China Emerging Leaders	14,926,735	-	(3,048,516)	11,878,219	-	-	(4,834,646)	106,666,409
Disciplined Value	12,587,035	-	(298,901)	12,288,134	-	-	297,140	226,961,844
Emerging Markets	75,282,677	-	(7,223,942)	68,058,735	-	-	(15,138,433)	696,921,448
Emerging Markets Debt	4,760,225	65,307	-	4,825,532	610,136	-	-	47,000,685
Equity-Income	24,618,611	-	(142,975)	24,475,636	-	-	(7,149)	500,282,009
Financial Industries	11,298,725	-	(510,229)	10,788,496	-	-	516,398	185,885,794
Floating Rate Income	41,787,811	5,188,935	-	46,976,746	4,463,076	-	-	442,520,943
Focused High Yield	37,588,679	1,735,882	-	39,324,561	2,578,622	-	-	153,759,035
Fundamental Global Franchise	10,752,239	82,751	(63,313)	10,771,677	-	-	(14,562)	137,877,467
Fundamental Large Cap Value	29,498,703	-	(390,428)	29,108,275	-	-	20,026	385,975,726
Fundamental Value	17,593,526	-	(324,803)	17,268,723	-	-	1,437,499	371,104,863
Global Absolute Return	11,790,615	3,184,713	-	14,975,328	-	-	-	165,327,619
Strategies
Global Bond	4,359,107	164,514	-	4,523,621	-	-	-	55,550,065
Global Equity	10,784,412	46,535	(63,602)	10,767,345	-	-	(1,272)	121,563,327
Global Income	9,807,662	559,619	-	10,367,281	1,385,957	-	-	104,294,848
Global Real Estate	9,751,091	269,028	(58,050)	9,962,069	-	-	(12,191)	85,076,070
Global Shareholder Yield	17,451,324	93,232	(464,755)	17,079,801	1,095,473	-	447,288	203,249,629
Global Short Duration Credit	2,677,394	2,469,894	-	5,147,288	426,786	-	-	51,369,935
Health Sciences	12,672,859	-	(1,076,911)	11,595,948	-	-	1,288,858	208,727,055
High Yield	13,822,387	687,850	-	14,510,237	1,775,517	-	-	137,411,941
International Core	8,672,183	-	(498,675)	8,173,508	-	-	(660,498)	287,952,676
International Growth	13,429,163	2,469,163	-	15,898,326	-	-	-	222,894,530
Opportunities
International Growth Stock	18,796,662	151,976	(609,460)	18,339,178	-	-	324,902	248,679,251
International Small Cap	10,496,595	-	(341,111)	10,155,484	-	-	231,662	193,563,518
International Small Company	19,757,497	-	(1,591,125)	18,166,372	-	-	2,046,593	196,741,814
International Value	30,602,312	1,301,181	-	31,903,493	-	-	-	562,139,543
International Value Equity	17,654,407	399,931	(580,956)	17,473,382	-	-	139,429	163,201,386
Mid Cap Stock	22,955,273	-	(727,181)	22,228,092	-	-	134,148	484,794,696
Mid Value	23,448,448	-	(695,058)	22,753,390	-	-	459,624	386,352,571
Mutual Shares	12,435,148	-	(201,655)	12,233,493	-	-	57,644	170,290,229
Natural Resources	12,031,955	199,273	(71,418)	12,159,810	-	-	(49,279)	216,444,610
Rainer Growth	6,975,795	31,632	(172,122)	6,835,305	-	-	209,321	185,510,172
Real Estate Equity	6,934,216	-	(117,776)	6,816,440	-	-	34,256	72,049,768
Real Return Bond	5,829,988	270,585	-	6,100,573	-	-	-	69,851,557
Redwood	8,783,508	49,376	-	8,832,884	-	-	-	100,694,882
Science & Technology	28,191,857	-	(1,081,931)	27,109,926	-	-	1,349,707	359,477,617
Seaport	4,131,000	39,524	-	4,170,524	-	-	-	42,164,002
Short Duration Credit	16,012,710	3,324,861	-	19,337,571	1,545,072	-	-	197,049,849
Opportunities
Small Cap Core	4,357,000	-	(24,595)	4,332,405	-	-	6,887	44,623,770
Small Cap Growth	7,154,379	13,121	(242,905)	6,924,595	-	-	75,422	74,439,401
Small Cap Intrinsic Value	3,084,821	-	(107,246)	2,977,575	-	-	371,820	45,943,979
Small Cap Opportunities	1,803,849	-	(30,508)	1,773,341	-	-	12,577	54,033,703
Small Cap Value	3,415,388	-	(19,393)	3,395,995	-	-	(19,199)	66,187,934
Small Company Growth	3,414,440	-	(124,019)	3,290,421	-	-	54,405	68,440,758
Small Company Value	2,676,607	-	(38,109)	2,638,498	-	-	42,686	100,342,094
Spectrum Income	13,587,127	693,312	-	14,280,439	981,013	-	-	156,942,019
Strategic Growth	29,299,270	-	(169,877)	29,129,393	-	-	145,346	453,835,951
Strategic Income Opportunities	21,715,687	1,035,355	-	22,751,042	2,405,639	-	-	250,261,460
Technical Opportunities	25,320,745	38,825	(676,358)	24,683,212	-	-	(87,857)	352,229,436
Total Return	13,227,148	46,112	-	13,273,260	630,803	-	-	181,843,657
U.S. Equity	23,843,956	-	(257,429)	23,586,527	-	-	118,418	308,983,497

8

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - March 31, 2014 (Unaudited)

U.S. High Yield Bond	9,440,552	471,900	-	9,912,452	1,578,762	-	-	123,112,650
Value	13,901,217	-	(284,026)	13,617,191	-	-	16,863	164,768,008

					$20,842,614	-	($10,835,816)	$14,343,808,620

Lifestyle Balanced Portfolio
Absolute Return Currency	34,429,152	3,940,079	(639,622)	37,729,609	-	-	($269,818)	$364,090,732
Active Bond	54,179,498	405,759	-	54,585,257	$4,122,518	-	-	555,677,920
All Cap Core	13,502,863	-	-	13,502,863	-	-	-	180,668,308
Alpha Opportunities	35,946,457	-	(78,233)	35,868,224	-	-	(53,981)	464,493,500
Asia Pacific Total Return Bond	16,877,923	-	-	16,877,923	-	-	-	157,639,800
Blue Chip Growth	14,346,925	11,216	(90,054)	14,268,087	-	-	74,865	475,698,008
Capital Appreciation	24,099,493	233,414	(507,560)	23,825,347	-	-	337,532	403,363,126
Capital Appreciation Value	48,400,931	-	(896,842)	47,504,089	-	-	28,647	572,899,319
China Emerging Leaders	11,154,351	-	(2,412,032)	8,742,319	-	-	(3,808,809)	78,506,022
Core Bond	14,224,143	433,574	(5,277)	14,652,440	530,807	-	264	186,818,603
Disciplined Value	9,798,346	-	(242,084)	9,556,262	-	-	228,051	176,504,160
Emerging Markets	52,545,210	-	(5,804,954)	46,740,256	-	-	(3,926,493)	478,620,223
Emerging Markets Debt	7,511,608	103,055	-	7,614,663	962,791	-	-	74,166,813
Equity-Income	19,314,494	-	(110,264)	19,204,230	-	-	(5,513)	392,534,452
Financial Industries	9,389,263	-	(530,571)	8,858,692	-	-	513,556	152,635,270
Floating Rate Income	90,308,447	5,915,912	-	96,224,359	9,446,232	-	-	906,433,458
Focused High Yield	64,588,717	2,254,419	-	66,843,136	4,401,984	-	-	261,356,664
Fundamental Global Franchise	10,484,183	85,200	(60,150)	10,509,233	-	-	(13,835)	134,518,183
Fundamental Large Cap Value	23,277,150	-	(288,745)	22,988,405	-	-	(138,942)	304,826,253
Fundamental Value	12,409,358	-	(106,137)	12,303,221	-	-	208,219	264,396,215
Global Absolute Return	15,973,662	2,559,145	-	18,532,807	-	-	-	204,602,189
Strategies
Global Bond	14,806,860	290,691	(25,525)	15,072,026	-	-	3,267	185,084,482
Global Equity	10,105,276	98,774	(83,754)	10,120,296	-	-	8,210	114,258,139
Global Income	17,907,645	672,952	-	18,580,597	2,493,020	-	-	186,920,809
Global Real Estate	13,033,316	352,625	(75,522)	13,310,419	-	-	(1,353)	113,670,982
Global Shareholder Yield	17,986,904	95,860	(567,514)	17,515,250	1,126,350	-	715,559	208,431,481
Global Short Duration Credit	3,709,765	1,957,189	(37,024)	5,629,930	557,617	-	(4,443)	56,186,701
Health Sciences	11,367,555	-	(1,236,527)	10,131,028	-	-	1,419,717	182,358,507
High Yield	26,324,143	873,452	-	27,197,595	3,327,981	-	-	257,561,227
International Core	7,154,400	-	(400,113)	6,754,287	-	-	1,098,168	237,953,529
International Growth	11,986,251	723,180	-	12,709,431	-	-	-	178,186,216
Opportunities
International Growth Stock	15,547,742	214,237	(611,239)	15,150,740	-	-	235,420	205,444,040
International Small Cap	8,179,910	83,401	(487,454)	7,775,857	-	-	567,606	148,207,842
International Small Company	15,290,257	-	(1,180,950)	14,109,307	-	-	1,505,135	152,803,792
International Value	25,750,510	720,066	-	26,470,576	-	-	-	466,411,546
International Value Equity	15,124,627	-	(667,202)	14,457,425	-	-	213,504	135,032,346
Investment Quality Bond	8,823,193	274,501	-	9,097,694	492,014	-	-	112,174,565
Mid Cap Stock	16,392,650	54,472	(667,686)	15,779,436	-	-	8,101	344,149,507
Mid Value	16,799,673	-	(466,234)	16,333,439	-	-	300,144	277,341,793
Mutual Shares	9,681,942	-	(238,880)	9,443,062	-	-	75,907	131,447,417
Natural Resources	12,160,253	225,793	(70,367)	12,315,679	-	-	(3,518)	219,219,089
Rainier Growth	5,549,868	74,230	(244,996)	5,379,102	-	-	305,780	145,988,835
Real Estate Equity	7,378,553	49,116	(221,227)	7,206,442	-	-	147,260	76,172,093
Real Return Bond	12,719,251	385,827	(41,200)	13,063,878	-	-	(14,008)	149,581,398
Redwood	9,429,503	52,493	-	9,481,996	-	-	-	108,094,758
Science & Technology	24,128,912	-	(1,361,106)	22,767,806	-	-	2,133,495	301,901,108
Seaport	3,658,000	29,863	-	3,687,863	-	-	-	37,284,295
Short Duration Credit	45,224,324	3,851,806	-	49,076,130	4,236,297	-	-	500,085,765
Opportunities
Small Cap Core	3,513,000	-	(111,318)	3,401,682	-	-	22,402	35,037,324
Small Cap Growth	5,758,824	98,164	(326,748)	5,530,240	-	-	106,658	59,450,076
Small Cap Intrinsic Value	2,467,353	-	(95,368)	2,371,985	-	-	426,876	36,599,724
Small Cap Opportunities	1,442,930	-	(43,144)	1,399,786	-	-	7,828	42,651,470
Small Cap Value	2,889,524	-	(106,183)	2,783,341	-	-	(113,324)	54,247,315
Small Company Growth	2,730,099	-	(136,723)	2,593,376	-	-	119,718	53,942,213
Small Company Value	2,186,745	-	(44,010)	2,142,735	-	-	45,510	81,488,206
Spectrum Income	41,273,530	1,185,730	-	42,459,260	2,916,794	-	-	466,627,272
Strategic Growth	22,873,214	-	(208,374)	22,664,840	-	-	191,978	353,118,208
Strategic Income Opportunities	48,755,430	1,232,713	-	49,988,143	5,325,046	-	-	549,869,570
Technical Opportunities	15,973,575	310,281	(622,164)	15,661,692	-	-	(20,374)	223,492,348
Total Return	39,925,938	139,186	-	40,065,124	1,904,068	-	-	548,892,201
U.S. Equity	23,193,826	-	(370,219)	22,823,607	-	-	167,084	298,989,253
U.S. High Yield Bond	17,782,417	487,038	-	18,269,455	2,911,841	-	-	226,906,625

9

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - March 31, 2014 (Unaudited)

Value	10,884,372	-	(388,128)	10,496,244	-	-	(20,950)	127,004,555

					$44,755,360	-	$2,821,100	$15,180,717,840

Lifestyle Moderate Portfolio
Absolute Return Currency	11,765,147	318,447	(329,363)	11,754,231	-	-	($148,545)	$113,428,331
Active Bond	35,260,537	528,868	(185,157)	35,604,248	$2,688,989	-	(62,131)	362,451,243
Alpha Opportunities	7,180,683	16,618	(146,747)	7,050,554	-	-	23,165	91,304,674
Asia Pacific Total Return Bond	7,511,087	-	-	7,511,087	-	-	-	70,153,552
Blue Chip Growth	3,353,680	87,672	(81,218)	3,360,134	-	-	45,933	112,026,884
Capital Appreciation	5,679,352	163,964	(219,356)	5,623,960	-	-	81,505	95,213,640
Capital Appreciation Value	14,088,558	-	(300,766)	13,787,792	-	-	44,386	166,280,777
Core Bond	9,364,692	162,248	(56,302)	9,470,638	343,088	-	(102)	120,750,629
Emerging Markets	10,208,970	-	-	10,208,970	-	-	-	104,539,854
Emerging Markets Debt	3,684,020	50,543	(33,480)	3,701,083	472,195	-	(3,683)	36,048,544
Enduring Equity	2,339,153	-	-	2,339,153	-	-	-	24,444,147
Equity-Income	6,887,664	109,082	(161,236)	6,835,510	-	-	67,290	139,717,826
Floating Rate Income	44,538,067	1,066,635	-	45,604,702	4,598,979	-	-	429,596,292
Focused High Yield	25,047,142	501,799	-	25,548,941	1,696,590	-	-	99,896,360
Fundamental Global Franchise	2,588,198	81,635	(22,949)	2,646,884	-	-	382	33,880,114
Fundamental Large Cap Value	8,741,738	142,739	(261,145)	8,623,332	-	-	(137,556)	114,345,385
Fundamental Value	3,254,206	-	(30,156)	3,224,050	-	-	227,215	69,284,833
Global Absolute Return	7,033,630	-	-	7,033,630	-	-	-	77,651,275
Strategies
Global Bond	9,256,918	70,057	(82,242)	9,244,733	-	-	(14,765)	113,525,317
Global Equity	2,532,482	36,938	(68,673)	2,500,747	-	-	43,703	28,233,428
Global Income	7,533,511	196,780	(38,024)	7,692,267	1,044,811	-	(30,039)	77,384,207
Global Real Estate	2,805,404	-	(50,386)	2,755,018	-	-	(6,111)	23,527,857
Global Shareholder Yield	4,273,491	22,908	(104,882)	4,191,517	269,170	-	167,676	49,879,057
Global Short Duration Credit	1,410,244	28,336	-	1,438,580	201,058	-	-	14,357,027
High Yield	10,191,230	191,238	-	10,382,468	1,270,431	-	-	98,321,974
International Core	1,386,254	29,305	(55,177)	1,360,382	-	-	177,814	47,926,245
International Growth	2,439,792	15,302	-	2,455,094	-	-	-	34,420,415
Opportunities
International Growth Stock	3,102,490	75,509	(77,041)	3,100,958	-	-	44,846	42,048,986
International Small Cap	1,648,978	67,975	(75,188)	1,641,765	-	-	95,294	31,292,050
International Small Company	2,993,236	21,251	(125,101)	2,889,386	-	-	179,424	31,292,050
International Value	5,544,415	-	-	5,544,415	-	-	-	97,692,598
International Value Equity	3,015,598	60,354	(96,932)	2,979,020	-	-	28,678	27,824,044
Investment Quality Bond	6,844,414	126,460	(43,467)	6,927,407	374,642	-	(19,326)	85,414,933
Mid Cap Stock	3,368,588	86,946	(178,182)	3,277,352	-	-	64,579	71,479,057
Mid Value	4,766,389	32,250	(170,662)	4,627,977	-	-	87,194	78,583,043
Natural Resources	2,746,124	21,085	(47,299)	2,719,910	-	-	(258,574)	48,414,402
Rainer Growth	1,369,776	57,932	(45,501)	1,382,207	-	-	53,557	37,513,101
Real Estate Equity	2,365,485	-	(139,576)	2,225,909	-	-	82,248	23,527,857
Real Return Bond	5,511,023	81,878	(67,309)	5,525,592	-	-	(28,956)	63,268,034
Redwood	3,624,647	85,467	-	3,710,114	-	-	-	42,295,304
Seaport	917,000	-	-	917,000	-	-	-	9,270,870
Short Duration Credit	18,367,393	461,084	-	18,828,477	1,692,794	-	-	191,862,179
Opportunities
Small Cap Growth	1,465,554	65,186	(69,672)	1,461,068	-	-	20,908	15,706,476
Small Cap Value	750,638	27,164	(32,183)	745,619	-	-	(30,760)	14,532,107
Small Company Growth	680,618	11,123	(29,570)	662,171	-	-	16,958	13,773,160
Small Company Value	570,855	9,707	(11,390)	569,172	-	-	17,615	21,645,629
Spectrum Income	16,359,209	166,366	-	16,525,575	1,135,246	-	-	181,616,069
Strategic Growth	4,734,380	43,389	(113,925)	4,663,844	-	-	70,438	72,662,692
Strategic Income Opportunities	19,824,535	200,877	(44,035)	19,981,377	2,150,726	-	(17,933)	219,795,146
Total Return	25,973,293	479,017	(156,953)	26,295,357	1,249,669	-	(134,134)	360,246,391
U.S. Equity	7,459,238	68,772	(200,250)	7,327,760	-	-	62,799	95,993,657
U.S. High Yield Bond	6,819,554	113,896	-	6,933,450	1,105,074	-	-	86,113,449

					$20,293,462	-	$810,992	$4,712,453,171

Lifestyle Conservative Portfolio
Absolute Return Currency	10,113,841	154,720	(438,058)	9,830,503	-	-	($112,626)	$94,864,352
Active Bond	36,237,059	276,411	(994,975)	35,518,495	$2,688,096	-	(72,912)	361,578,279
Asia Pacific Total Return Bond	7,008,351	-	-	7,008,351	-	-	-	65,457,999
Blue Chip Growth	3,167,576	113,519	(182,469)	3,098,626	-	-	1,010,407	103,308,204
Capital Appreciation Value	6,676,949	13,435	(184,683)	6,505,701	-	-	62,690	78,458,749
Core Bond	12,532,573	71,207	(298,615)	12,305,165	446,917	-	(134,808)	156,890,855
Emerging Markets	3,345,812	-	-	3,345,812	-	-	-	34,261,116
Emerging Markets Debt	3,980,655	54,135	(153,090)	3,881,700	506,187	-	(36,195)	37,807,758

10

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - March 31, 2014 (Unaudited)

Enduring Equity	7,665,778	-	-	7,665,778	-	-	-	80,107,380
Equity-Income	4,032,914	160,512	(210,974)	3,982,452	-	-	117,211	81,401,316
Floating Rate Income	43,383,054	478,175	(715,432)	43,145,797	4,410,972	-	(265,931)	406,433,404
Focused High Yield	17,934,976	323,619	(631,090)	17,627,505	1,188,092	-	17,433	68,923,544
Fundamental Global Franchise	1,372,979	81,136	(59,992)	1,394,123	-	-	(5,189)	17,844,777
Fundamental Large Cap Value	895,188	38,799	(55,123)	878,864	-	-	(56,361)	11,653,732
Fundamental Value	2,487,184	-	(39,439)	2,447,745	-	-	353,413	52,602,031
Global Absolute Return	7,924,301	-	-	7,924,301	-	-	-	87,484,288
Strategies
Global Bond	10,167,615	-	(269,242)	9,898,373	-	-	(64,095)	121,552,022
Global Equity	1,640,844	74,891	(102,896)	1,612,839	-	-	64,283	18,208,956
Global Income	4,665,857	71,820	(182,706)	4,554,971	630,674	-	(9,192)	45,823,003
Global Real Estate	2,214,537	17,478	(99,819)	2,132,196	-	-	18,353	18,208,956
Global Shareholder Yield	2,153,105	66,445	(117,104)	2,102,446	135,189	-	261,671	25,019,105
Global Short Duration Credit	1,341,092	19,269	(34,438)	1,325,923	188,276	-	(1,727)	13,232,715
High Yield	7,070,830	89,927	(257,947)	6,902,810	848,909	-	85,789	65,369,614
International Core	536,010	27,177	(46,328)	516,859	-	-	219,590	18,208,956
International Growth Stock	2,050,923	95,866	(132,524)	2,014,265	-	-	94,343	27,313,434
International Value	3,474,403	-	-	3,474,403	-	-	-	61,218,977
Investment Quality Bond	15,565,168	129,636	(415,012)	15,279,792	828,393	-	(234,955)	188,399,841
Mid Cap Stock	1,280,412	42,531	(106,722)	1,216,221	-	-	73,110	26,525,773
Mid Value	1,175,141	31,587	(70,009)	1,136,719	-	-	46,558	19,301,493
Natural Resources	1,071,888	60,010	(89,937)	1,041,961	-	-	(58,041)	18,546,901
Real Estate Equity	1,878,647	12,357	(168,302)	1,722,702	-	-	279,891	18,208,956
Real Return Bond	8,950,118	97,022	(262,962)	8,784,178	-	-	(371,908)	100,578,840
Redwood	2,887,902	18,028	(30,832)	2,875,098	-	-	2,444	32,776,120
Seaport	751,000	-	-	751,000	-	-	-	7,592,610
Short Duration Credit	16,938,653	190,731	(314,393)	16,814,991	1,538,879	-	(39,621)	171,344,761
Opportunities
Short Term Government	15,513,265	62,916	(99,124)	15,477,057	208,806	-	(27,257)	151,056,074
Income
Small Cap Growth	852,002	56,413	(78,593)	829,822	-	-	30,327	8,920,581
Small Company Value	255,175	12,927	(15,371)	252,731	-	-	45,322	9,611,342
Spectrum Income	15,400,666	95,024	(424,190)	15,071,500	1,040,515	-	32,255	165,635,790
Strategic Income Opportunities	18,321,296	181,918	(627,018)	17,876,196	1,948,754	-	(16,296)	196,638,152
Total Return	26,579,840	167,545	(422,656)	26,324,729	1,251,065	-	(253,801)	360,648,786
U.S. Equity	3,821,891	108,976	(191,776)	3,739,091	-	-	52,525	48,982,091
U.S. High Yield Bond	4,600,572	58,092	(156,436)	4,502,228	719,756	-	(2,036)	55,917,675

					$18,579,480	-	$1,104,664	$3,733,919,308

Cost of Investment Securities for Federal Income Tax Purposes

The cost of investments owned at March 31, 2014, including short-term investments, for federal income tax purposes, were as follows:

				Net Unrealized
		Unrealized	Urealized	Appreciation/
Portfolio	Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

Lifestyle Aggressive Portfolio	$3,490,889,689	$1,186,930,354	($1,636,820)	$1,185,293,534

Lifestyle Growth Portfolio	11,215,344,536	3,141,786,838	(13,322,754)	3,128,464,084

Lifestyle Balanced Portfolio	12,521,930,297	2,677,253,312	(18,465,769)	2,658,787,543

Lifestyle Moderate Portfolio	4,150,749,832	572,565,272	(10,861,933)	561,703,339

Lifestyle Conservative Portfolio	3,452,054,356	295,500,559	(13,635,607)	281,864,952

For additional information on the portfolios' significant accounting policies, please refer to the portfolios' most recent semiannual or annual shareholder report.

11

# More information

**How to contact us**

| | | |
|---|---|---|
| **Internet** | www.jhfunds.com | |
| **Mail** | **Regular mail:**<br>Investment Operations<br>John Hancock Signature Services, Inc.<br>P.O. Box 55913<br>Boston, MA 02205-5913 | **Express mail:**<br>Investment Operations<br>John Hancock Signature Services, Inc.<br>30 Dan Road<br>Canton, MA 02021 |
| **Phone** | Customer service representatives<br>EASI-Line<br>TDD line | **800-225-5291**<br>**800-338-8080**<br>**800-231-5469** |

This report is for the information of the shareholders of John Hancock Lifestyle Portfolios.

LS0Q1 3/14
5/14

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II – Lifestyle Portfolios

/s/ Andrew Arnott

Andrew Arnott
President

Date: May 13, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott

Andrew Arnott
President

Date: May 13, 2014

/s/ Charles A. Rizzo

Charles A. Rizzo
Chief Financial Officer

Date: May 13, 2014